1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on May 4, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 113	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 115	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:

     ☐     immediately upon filing pursuant to rule 485(b)

     ☒     on June 1, 2018 pursuant to rule 485(b)

     ☐     60 days after filing pursuant to rule 485(a)(1)

     ☐     on                     pursuant to rule 485(a)(1)

     ☐     75 days after filing pursuant to rule 485(a)(2)

     ☐     on                     pursuant to rule 485(a)(2)

 If appropriate, check the following box:

     ☑     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 113 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to extend the effective date of Post-Effective Amendment No. 112, which was filed pursuant to Rule 485(a) under the Securities Act on March 6, 2018, to June 1, 2018.

This Post-Effective Amendment No. 113 relates solely to Artisan Thematic Fund – Advisor Shares and Institutional Shares and does not supersede or amend any disclosure to the Registrant’s Registration Statement relating to any other series or shares of the Registrant.

ARTISAN PARTNERS FUNDS, INC.

Part A.   INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A of Artisan Partners Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on March 6, 2018 (“Amendment No. 112”).

Part B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on March 6, 2018.

PART C

OTHER INFORMATION

ITEM 28. Exhibits.

Exhibit Number	Description

(a)(1)	Amended and Restated Articles of Incorporation dated January 11, 2013. (ff)

(2)	Articles Amendment dated December 17, 2013. (hh)

(3)	Articles Amendment dated February 12, 2014. (ii)

(4)	Articles Amendment dated March 12, 2015. (mm)

(5)	Articles Amendment dated August 11, 2015. (oo)

(6)	Articles Amendment dated February 9, 2016. (qq)

(7)	Articles Amendment dated May 23, 2016. (ss)

(8)	Articles Amendment dated July 15, 2016. (ss)

(9)	Articles Amendment dated November 28, 2016. (uu)

(10)	Articles Amendment dated December 19, 2016. (vv)

(11)	Articles Amendment dated January 25, 2017. (ww)

(12)	Articles Amendment dated June 2, 2017. (yy)

(13)	Articles Amendment dated March 2, 2018. (bbb)

(b)	Bylaws, as amended and restated, of the Registrant dated February 21, 2014. (jj)

(c)	None. (Registrant does not issue share certificates.)

(d)(1)	Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership. (nn)

(2)	Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Thematic Fund. (xx)

(3)	Revised Schedule to Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Discovery Fund. (zz)

(e)(1)	Second Amended and Restated Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (nn)

(2)	Revised Schedule to Second Amended and Restated Distribution Agreement as of August 11, 2015 relating to Artisan Global Equity Fund – Institutional Shares. (oo)

(3)	Revised Schedule to Second Amended and Restated Distribution Agreement as of February 9, 2016 relating to Artisan International Small Cap Fund – Institutional Shares. (qq)

(4)	Revised Schedule to Second Amended and Restated Distribution Agreement as of July 15, 2016 relating to Artisan High Income Fund – Institutional Shares. (ss)

(5)	Revised Schedule to Second Amended and Restated Distribution Agreement as of November 29, 2016 relating to Artisan Small Cap Fund – Institutional Shares. (uu)

(6)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Thematic Fund. (xx)

(7)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Global Discovery Fund. (zz)

(8)	Revised Schedule to Second Amended and Restated Distribution Agreement relating to Artisan Thematic Fund – Advisor Shares and Institutional Shares. (bbb)

(f)	None.

(g)(1)	Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company. (a)

(2)	Notification to Custodian regarding addition of Artisan Mid Cap Fund. (b)

(3)	Notification to Custodian regarding addition of Artisan Small Cap Value Fund. (c)

(4)	Amendment No. 1 to Custodian Agreement. (e)

(5)	Notification to Custodian regarding addition of Artisan Mid Cap Value Fund. (g)

(6)	Notification to Custodian regarding addition of Artisan International Small Cap Fund. (i)

(7)	Notification to Custodian regarding addition of Artisan International Value Fund. (l)

(8)	Amendment No. 2 to Custodian Agreement. (l)

(9)	Notification to Custodian regarding addition of Artisan Value Fund. (o)

(10)	Notification to Custodian regarding addition of Artisan Emerging Markets Fund. (p)

(11)	Notification to Custodian regarding addition of Artisan Global Value Fund. (s)

(12)	Notification to Custodian regarding addition of Artisan Global Opportunities Fund. (v)

(13)	Amendment to the Custodian Agreement. (x)

(14)	Notification to Custodian regarding addition of Artisan Global Equity Fund. (z)

(15)	Notification to Custodian regarding addition of Artisan Global Small Cap Fund. (gg)

(16)	Notification to Custodian regarding addition of Artisan High Income Fund. (kk)

(17)	Amendment to Custodian Agreement. (kk)

(18)	Notification to Custodian regarding addition of Artisan Developing World Fund. (oo)

(19)	Notification to Custodian regarding removal of Artisan Small Cap Value Fund. (ss)

(20)	Notification to Custodian regarding removal of Artisan Global Small Cap Fund. (ww)

(21)	Notification to Custodian regarding addition of Artisan Thematic Fund. (xx)

(22)	Notification to Custodian regarding addition of Artisan Global Discovery Fund. (zz)

(h)(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (h)

(2)	Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund. (i)

(3)	Notification to Transfer Agent regarding addition of Artisan International Value Fund. (k)

(4)	Letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (l)

(5)	Amendment No. 1 to Transfer Agency and Service Agreement. (m)

(6)	October 1, 2003 amendment to letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (n)

(7)	Notification to Transfer Agent regarding addition of Artisan Value Fund. (o)

(8)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund. (p)

(9)	Notification to Transfer Agent regarding addition of Artisan International Value Fund – Institutional Shares. (r)

(10)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (r)

(11)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund. (s)

(12)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (u)

(13)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund. (v)

(14)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (w)

(15)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund. (z)

(16)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (aa)

(17)	Notification to Transfer Agent regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (bb)

(18)	Notification to Transfer Agent regarding addition of Artisan Small Cap Fund – Institutional Shares. (cc)

(19)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund – Institutional Shares. (ee)

(20)	Notification to Transfer Agent regarding addition of Artisan Global Small Cap Fund. (gg)

(21)	Notification to Transfer Agent regarding addition of Artisan High Income Fund. (kk)

(22)	Notification to Transfer Agent regarding redesignation of Artisan Emerging Markets Fund – Advisor Shares as Investor Shares. (kk)

(23)

Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares. (kk)

(24)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (ll)

(25)	Notification to Transfer Agent regarding addition of Artisan Developing World Fund. (oo)

(26)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund – Institutional Shares. (pp)

(27)	Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund – Institutional Shares. (rr)

(28)	Notification to Transfer Agent regarding removal of Artisan Small Cap Value Fund. (ss)

(29)	Notification to Transfer Agent regarding addition of Artisan High Income Fund – Institutional Shares. (tt)

(30)	Notification to Transfer Agent regarding addition of Artisan Small Cap Fund – Advisor Shares. (ww)

(31)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (vv)

(32)	Notification to Transfer Agent regarding removal of Artisan Global Small Cap Fund. (ww)

(33)	Notification to Transfer Agent regarding addition of Artisan Thematic Fund. (xx)

(34)	Notification to Transfer Agent regarding addition of Artisan Global Discovery Fund. (zz)

(35)	Amendment to and Assignment of Transfer Agency and Service Agreement between the Registrant, State Street Bank and Trust Company and DST Asset Manager Solutions, Inc. (aaa)

(36)	Notification to Transfer Agent regarding addition of Artisan Thematic Fund – Advisor Shares and Institutional Shares. To be filed by amendment.

(37)	Expense Limitation Agreement between the Registrant and Artisan Partners Limited Partnership. (aaa)

(38)	Expense Limitation Agreement between the Registrant on behalf of Artisan Global Discovery Fund and Artisan Partners Limited Partnership. (aaa)

(39)	Amendment to the Expense Limitation Agreement between the Registrant and Artisan Partners Limited Partnership regarding Artisan Emerging Markets Fund. (bbb)

(40)

Amendment to the Expense Limitation Agreement between the Registrant and Artisan Partners Limited Partnership regarding Artisan Thematic Fund – Advisor Shares and Institutional Shares. To be filed by amendment.

(i)(1)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Investor Shares and Artisan International Fund – Institutional Shares and Investor Shares (w)

(2)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund. (b)

(3)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund. (c)

(4)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund – Institutional Shares. (d)

(5)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Investor Shares. (f)

(6)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund – Investor Shares. (g)

(7)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Investor Shares. (j)

(8)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Value Fund – Investor Shares. (o)

(9)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Institutional Shares. (p)

(10)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Institutional Shares. (r)

(11)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Investor Shares. (s)

(12)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Advisor Shares. (u)

(13)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Investor Shares. (v)

(14)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Investor Shares. (z)

(15)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (aa)

(16)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (bb)

(17)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Institutional Shares. (cc)

(18)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Institutional Shares. (ee)

(19)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Small Cap Fund – Investor Shares. (gg)

(20)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Investor Shares. (ii)

(21)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan High Income Fund. (kk)

(22)

Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund - Advisor Shares, Artisan Global Value Fund - Advisor Shares, Artisan International Fund - Advisor Shares, Artisan International Value Fund - Advisor Shares, Artisan Mid Cap Fund - Advisor Shares, Artisan Mid Cap Value Fund - Advisor Shares and Artisan Value Fund - Advisor Shares. (ll)

(23)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Developing World Fund. (nn)

(24)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Institutional Shares. (pp)

(25)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund – Institutional Shares. (rr)

(26)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan High Income Fund – Institutional Shares. (tt)

(27)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Advisor Shares. (ww)

(28)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Thematic Fund. (xx)

(29)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Discovery Fund. (zz)

(30)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Thematic Fund – Advisor and Institutional Shares. To be filed by amendment.

(31)	Consent of Godfrey & Kahn, S.C. To be filed by amendment.

(j)(1)	Consent of Ropes & Gray LLP. To be filed by amendment.

(2)	Consent of independent registered public accounting firm. To be filed by amendment.

(k)	None.

(l)(1)	Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

(2)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (o)

(3)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (q)

(4)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (t)

(5)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund. (y)

(6)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (z)

(7)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund. (gg)

(8)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund. (ll)

(9)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Developing World Fund. (oo)

(10)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Thematic Fund. (yy)

(11)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Discovery Fund. (zz)

(m)	None.

(n)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. (bbb)

(p)(1)	Artisan Partners Funds, Inc. Code of Ethics for Directors. (dd)

(2)	Artisan Partners Code of Ethics and Insider Trading Policy. (zz)

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc. Filed herewith.

(a)

Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to Registrant’s registration statement, Securities Act filenumber 33-88316 (the “Registration Statement”), filed on November 27, 1995.

(b)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(c)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.

(d)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 12 to the Registration Statement, filed on April 28, 2000.

(e)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 13 to the Registration Statement, filed on October 31, 2000.

(f)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 14 to the Registration Statement, filed on November 30, 2000.

(g)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 16 to the Registration Statement, filed on September 4, 2001.

(h)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 17 to the Registration Statement, filed on October 29, 2001.

(i)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 18 to the Registration Statement, filed on June 6, 2002.

(j)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 19 to the Registration Statement, filed on June 7, 2002.

(k)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 21 to the Registration Statement, filed on October 29, 2002.

(l)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 22 to the Registration Statement, filed on September 26, 2003.

(m)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 23 to the Registration Statement, filed on January 28, 2004.

(n)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 24 to the Registration Statement, filed on November 30, 2004.

(o)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 28 to the Registration Statement, filed on March 21, 2006.

(p)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 31 to the Registration Statement, filed on June 26, 2006.

(q)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 32 to the Registration Statement, filed on August 4, 2006.

(r)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 33 to the Registration Statement, filed on September 26, 2006.

(s)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 36 to the Registration Statement, filed on December 3, 2007.

(t)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 37 to the Registration Statement, filed on January 28, 2008.

(u)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 39 to the Registration Statement, filed on April 14, 2008.

(v)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 41 to the Registration Statement, filed on August 29, 2008.

(w)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 42 to the Registration Statement, filed on January 28, 2009.

(x)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 43 to the Registration Statement, filed on November 25, 2009.

(y)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 44 to the Registration Statement, filed on January 13, 2010.

(z)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 46 to the Registration Statement, filed on March 26, 2010.

(aa)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 51 to the Registration Statement, filed on July 25, 2011.

(bb)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 55 to the Registration Statement, filed on January 30, 2012.

(cc)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 58 to the Registration Statement, filed on April 27, 2012.

(dd)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 59 to the Registration Statement, filed on May 9, 2012.

(ee)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 61 to the Registration Statement, filed on July 6, 2012.

(ff)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 63 to the Registration Statement, filed on January 11, 2013.

(gg)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 70 to the Registration Statement, filed on June 21, 2013.

(hh)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 72 to the Registration Statement, filed on December 18, 2013.

(ii)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 74 to the Registration Statement, filed on February 14, 2014.

(jj)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 76 to the Registration Statement, filed on February 21, 2014.

(kk)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 77 to the Registration Statement, filed on February 28, 2014.

(ll)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 85 to the Registration Statement, filed on January 28, 2015.

(mm)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 87 to the Registration Statement, filed on March 13, 2015.

(nn)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 88 to the Registration Statement, filed on May 26, 2015.

(oo)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 90 to the Registration Statement, filed on August 12, 2015.

(pp)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 91 to the Registration Statement, filed on September 30, 2015.

(qq)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 94 to the Registration Statement, filed on February 12, 2016.

(rr)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 96 to the Registration Statement, filed on April 12, 2016.

(ss)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 98 to the Registration Statement, filed on July 15, 2016.

(tt)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 99 to the Registration Statement, filed on September 30, 2016.

(uu)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 101 to the Registration Statement, filed on November 29, 2016.

(vv)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 102 to the Registration Statement, filed on December 20, 2016.

(ww)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 103 to the Registration Statement, filed on January 27, 2017.

(xx)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 105 to the Registration Statement, filed on March 3, 2017.

(yy)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 107 to the Registration Statement, filed on June 5, 2017.

(zz)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 108 to the Registration Statement, filed on August 18, 2017.

(aaa)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 110 to the Registration Statement, filed on January 26, 2018.

(bbb)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 112 to the Registration Statement, filed on March 6, 2018.

ITEM 29.     Persons Controlled by or Under Common Control With Registrant.

None.

ITEM 30.     Indemnification.

Article VIII of Registrant’s Amended and Restated Articles of Incorporation and Article IX of Registrant’s Bylaws (Exhibits (a)(1) through (b), which are incorporated herein by reference) provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes. The Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant will not advance attorneys’ fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Registrant and its directors and officers are insured under policies of insurance maintained by Registrant, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

The Registrant also has entered into indemnification agreements with each of its directors. The indemnification agreements provide that the Registrant will indemnify and advance expenses to the director if the director is or is threatened to be made a party to a proceeding by reason of the director’s corporate status, to the fullest extent permitted by applicable law. The indemnification agreements specifically provide that a director will not be indemnified for any acts or omissions giving rise to any claims asserted against the director that constituted “disabling conduct” (e.g., willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office).

ITEM 31.     Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Organization, Management & Management Fees” and in the statement of additional information under the caption “Investment Advisory Services” is incorporated herein by reference. The principal executives of Artisan Partners Limited Partnership (“Artisan Partners”) are: Eric R. Colson, President and Chief Executive Officer; Charles J. Daley, Jr., Chief Financial Officer and Treasurer; Jason A. Gottlieb, Vice President; James S. Hamman, Jr., Vice President; Sarah A. Johnson, Vice President and Secretary; Michelle L. Klein, Assistant Treasurer; Gregory K. Ramirez, Vice President; Blake A. Rigel, Assistant Treasurer; and Sam B. Sellers, Assistant Secretary. For a description of other business, profession, vocation or employment of a substantial nature in which any officer of Artisan Partners, except Mr. Daley, Mr. Gottlieb, Mr. Hamman, Ms. Klein and Mr. Sellers, has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information. In addition to being Managing Directors of Artisan Partners, Mr. Daley serves as the Chief Financial Officer and Treasurer of Artisan Investments GP LLC (“Artisan Investments”), the general partner of Artisan Partners; Mr. Gottlieb serves as Vice President of Artisan Investments; and Mr. Hamman serves as Vice President of Artisan Investments. Ms. Klein serves as Assistant Treasurer of Artisan Investments. Mr. Sellers serves as Assistant Secretary of Artisan Investments.

ITEM 32.     Principal Underwriters.

(a)	Artisan Partners Distributors LLC acts as principal underwriter for Artisan Partners Funds, Inc.

(b)

Set forth below is the information required for each director and officer of Artisan Partners Distributors LLC. The principal business address of each officer of Artisan Partners Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Gregory K. Ramirez	Chairman and President	Chief Financial Officer, Vice President and Treasurer
Michael C. Roos	Vice President	None
Michelle L. Klein	Chief Financial Officer, Vice President and Treasurer	None
Sarah A. Johnson	Vice President and Secretary	General Counsel, Vice President and Secretary
James S. Hamman, Jr.	Vice President	None
Brooke J. Billick	Chief Compliance Officer	Chief Compliance Officer

(c)

There are no commissions or other compensation received from the Registrant, directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 33.     Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(1)	State Street Bank and Trust Company

Crown Colony Office Park

1200 Crown Colony Drive

Quincy, Massachusetts 02169

(2)	Artisan Partners Limited Partnership (on its own behalf, or on behalf of Artisan Partners Funds, Inc. or Artisan Partners Distributors LLC)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

777 East Wisconsin Ave, Suite 1200

Milwaukee, Wisconsin 53202

c/o Iron Mountain

5170 S. 6th Street

Milwaukee, Wisconsin 53221

(3)	DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, Massachusetts 02021

(4)	Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

ITEM 34.       Management Services.

Not applicable.

ITEM 35.       Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 4th day of May 2018.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Eric R. Colson Eric R. Colson	President, Chief Executive Officer (principal executive officer) and Director	May 4, 2018

/s/ Coleen Downs Dinneen*	Director	May 4, 2018
Coleen Downs Dinneen

/s/ David A. Erne* David A. Erne	Director	May 4, 2018

/s/ Gail L. Hanson* Gail L. Hanson	Director	May 4, 2018

/s/ Thomas R. Hefty* Thomas R. Hefty	Director	May 4, 2018

/s/ Bonnie L. Howard* Bonnie L. Howard	Director	May 4, 2018

/s/ Peter M. Lebovitz* Peter M. Lebovitz	Director	May 4, 2018

/s/ Patrick S. Pittard* Patrick S. Pittard	Director	May 4, 2018

/s/ Gregory K. Ramirez Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer (principal financial and accounting officer)	May 4, 2018

By: /s/ Nathan D. Briggs Nathan D. Briggs

* By Nathan D. Briggs, Attorney-in-Fact, pursuant to powers of attorney filed with the Registration Statement.

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.